Share-based payment arrangements - Summary of assumptions used to estimate the fair value of options granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends (in CDN$ per share)	$ 0	$ 0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	3.20%	1.40%
Expected volatility (range)	44.00%	60.00%
Expected life (range)	1 year 11 months 8 days	1 year 11 months 15 days
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	4.80%	1.60%
Expected volatility (range)	57.00%	61.00%
Expected life (range)	3 years 11 months 15 days	3 years 11 months 15 days